Document and Entity Information Document and Entity Information	Oct. 08, 2026
Document & Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 08, 2026
Entity Registrant Name	AZZ Inc.
Entity Incorporation, State or Country Code	TX
Entity File Number	1-12777
Entity Tax Identification Number	75-0948250
Entity Address, Address Line One	One Museum Place, Suite 500
Entity Address, Address Line Two	3100 West 7th Street
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76107
City Area Code	817
Local Phone Number	810-0095
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AZZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000008947
Amendment Flag	false